Schedule of Stock Option Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Multiemployer Plan [Line Items]
Number of shares, Beginning Balance		288,912	1,783,567		480,664
Weighted average exercise price, Beginning Balance		$ 1.14	$ 4.96		$ 0.94
Number of shares, Beginning Balance		152,250			1,337,000
Exercised					25,917
Weighted average exercise price, Beginning Balance					$ 2.04
Number of shares, Beginning Balance		(7,111)			(8,180)
Weighted average exercise price, expired					$ 0.94
Number of shares, Ending Balance		433,162	288,912		1,783,567
Weighted average remaining contractual term		9 years 3 months 18 days			9 years 4 months 24 days
Aggregate intrinsic value, ending		$ 9,500	$ 7,750		$ 830,250
Number of shares, Exercisable		111,497			658,290
Aggregate intrinsic value, beginning		$ 7,750	$ 830,250
Weighted average exercise price, Beginning Balance		$ 4.50			$ 6.21
Number of shares, Beginning Balance					(25,917)
Number of shares, Beginning Balance		(889)
Weighted average exercise price, Ending Balance		$ 9.10	$ 1.14		$ 4.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 9,500	$ 7,750		$ 830,250
Weighted average exercise price, exercisable		$ 13.40			$ 3.78
Weighted average remaining contractual term, Exercisable		8 years 7 months 6 days			9 years 3 months 18 days
Aggregate intrinsic value exercisable		$ 9,500			$ 571,099
MTS Merger [Member]
Multiemployer Plan [Line Items]
Number of shares, Beginning Balance		2,889,124	1,783,567	[1]
Weighted average exercise price, Beginning Balance	[1]		$ 4.96
Weighted average grant date fair value, beginning				[1]
Aggregate intrinsic value, beginning	[1]		$ 830,250
Number of shares, Beginning Balance			2,496,500
Weighted average exercise price, granted			$ 1.00
Weighted average grant date fair value, granted			$ 0.52
Exercised
Weighted average exercise price, Beginning Balance
Number of shares, Beginning Balance			(1,007,796)
Weighted average exercise price, forfeited			$ 5.46
Weighted average grant date fair value, forfeited			$ 2.56
Expired			(383,147)
Weighted average exercise price, expired			$ 6.37
Number of shares, Ending Balance			2,889,124		1,783,567	[1]
Weighted average exercise price, ending			$ 1.14
Weighted average grant date fair value, ending						[1]
Weighted average remaining contractual term			9 years 3 months 18 days
Aggregate intrinsic value, ending			$ 7,750
Number of shares, Exercisable			866,727
Weighted average exercise price, exercisable			$ 1.46
Weighted average grant date fair value, exercisable
Weighted average remaining contractual term, exercisable			8 years 8 months 12 days
Aggregate intrinsic value, exercisable			$ 7,750
Aggregate intrinsic value, beginning		$ 7,750
Number of shares, Beginning Balance
Weighted average exercise price, Ending Balance	[1]				$ 4.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value			$ 7,750

[1]	Equity structure was adjusted for all periods presented using the exchange ratio, 1.3352, established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of SharpLink, Inc. (the accounting acquiree) issued in the reverse acquisition. See Note 3 in the consolidated financial statements accompanying this Annual Report on Form 10-K for a discussion of the MTS Merger.